Annual Total Returns (Bar Chart) - American Global Small Capitalization Trust (American Global Small Capitalization Trust, Series II, American Global Small Capitalization Trust)	12 Months Ended
May 01, 2011
American Global Small Capitalization Trust | Series II, American Global Small Capitalization Trust
Bar Chart Table:
2001	(13.28%)
2002	(19.44%)
2003	52.78%
2004	20.23%
2005	24.73%
2006	23.44%
2007	20.69%
2008	(53.79%)
2009	60.44%
2010	21.85%